Mineral Stream Interests - Additional Information (Detail) $ in Thousands, oz in Millions	Jun. 30, 2025 USD ($) oz	Mar. 10, 2025 USD ($) oz	Mar. 07, 2025 oz	Aug. 08, 2012 USD ($)
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid	$ 46,352			$ 455,000
Amendment Blackwater Agreement [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid		$ 30,000
Silver [member] | Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased	50.00%
Cumulative silver ounces to be delivered before reduction in stream percentage | oz	17.8	17.8	17.8
Silver [member] | Blackwater [Member] | Until Seventeen Point Eight Ounce Delivered Under Original Contract [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased			50.00%
Silver [member] | Blackwater [Member] | After Seventeen Point Eight Million Ounce Delivered [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased			33.00%